Restricted Cash and Investments (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Total Restricted cash and investments [Abstract]
Restricted cash	R 330	R 489
Restricted investments	6,731	6,044
Restricted cash and investments	7,061	6,533
Current restricted cash and investments	46	39
Non-current restricted cash and investments	R 7,015	R 6,494